Schedule of allowance for expected credit losses (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Credit Loss [Abstract]
Balance at beginning of year			$ 546,892
(Reversals) / Additions	100,721	129,517	(546,892)
Balance at end of year	$ 100,721	$ 129,517